Commitments	12 Months Ended
Dec. 31, 2014
Commitments

16. Commitments

(a) Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2014 were as follows:

Years Ended December 31	$
2015	6,076,979
2016	4,975,209
2017	3,258,704
2018	4,129,875
2019 and after	4,762,088
Total	23,202,855

Rental expenses were $5,175,287, $7,054,682 and $7,604,551 for the years ended December 31, 2012, 2013 and 2014, respectively.